Related Party Transactions - Additional Information (Details) - USD ($)				1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 11, 2020	Dec. 11, 2020	Dec. 10, 2020	Nov. 18, 2020	Oct. 31, 2020	Sep. 30, 2020	Sep. 28, 2020	Sep. 24, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 18, 2020
Related Party Transactions Details [Line Items]
Aggregate price (in Dollars)									$ 25,000
Debt instrument, principal												$ 350,000
Due to Related Parties												176,000
Working Capital Loan									0	$ 0	$ 0	$ 1,500,000
Warrant price per share (in Dollars per share)												$ 1.50
Due to related party									$ 6,610	$ 29,172	$ 6,610
Private Placement
Related Party Transactions Details [Line Items]
Number of warrants or rights (in Shares)									5,166,667	5,166,667	5,166,667
Purchase price per share									$ 1.50	$ 1.50	$ 1.50
Over-Allotment Option
Related Party Transactions Details [Line Items]
Aggregate Purchase Price Of Share Value									$ 7,800,000	$ 7,800,000
Class B Common Stock
Related Party Transactions Details [Line Items]
Issuance of Class B common stock to Sponsor (in Shares)									7,187,500
Aggregate price (in Dollars)									$ 719
Cancelled Shares				718,750
Common stock, shares outstanding				7,187,500					6,875,000	6,875,000	6,875,000
Forfeit shares									937,500	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	312,500
Shares purchase									7,187,500
Class B Common Stock | Over-Allotment Option
Related Party Transactions Details [Line Items]
Common stock, shares outstanding									7,187,500		7,187,500
Class A Common Stock
Related Party Transactions Details [Line Items]
Sale of units in initial public offering, less fair value of public warrants (in Shares)									27,500,000
Common stock, shares outstanding									2,992,841	4,853,332	2,992,841
Class A Common Stock | Private Placement
Related Party Transactions Details [Line Items]
Shares Issued price per share (in Dollars per share)									$ 11.50	$ 11.50	$ 11.50
Number of warrants exercisable for share									1	1	1
Founder Shares
Related Party Transactions Details [Line Items]
Sale of units in initial public offering, less fair value of public warrants (in Shares)					25,000	25,000
Forfeit shares			937,500
Percentage Of Issued And Outstanding Shares									20.00%	20.00%	20.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		312,500
Percentage Of Shares Agreed To Transfer Assign Or Sell After Completion Of Ninety Days									100.00%	100.00%
Closing Price Of Common Stock After Completion Of Ninety Days									$ 12.00	$ 12.00
Description of related party									The Initial Stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) with respect to 100% of the Founder Shares, only if the closing price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing any time 90 days after completion of the initial Business Combination or (B) if True Wind Capital Management, L.P., an affiliate of the Sponsor (“True Wind Capital”) provides funds toward the consummation of the initial Business Combination in an amount not less than $50,000,000 in the aggregate, then with respect to 50% of the Founder Shares, the earlier to occur of: (i) 180 days after completion of the initial Business Combination; or (ii) if the closing price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing any time 90 days after completion of the initial Business Combination and with respect to the remaining 50% of the Founder Shares, only if the closing price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing any time 90 days after completion of the initial Business Combination.	The Initial Stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) with respect to 100% of the Founder Shares, only if the closing price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing any time 90 days after completion of the initial Business Combination or (B) if True Wind Capital Management, L.P., an affiliate of the Sponsor provides funds toward the consummation of the initial Business Combination in an amount not less than $50,000,000 in the aggregate, then with respect to 50% of the Founder Shares, the earlier to occur of: (i) 180 days after completion of the initial Business Combination; or (ii) if the closing price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing any time 90 days after completion of the initial Business Combination and with respect to the remaining 50% of the Founder Shares, only if the closing price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing any time 90 days after completion of the initial Business Combination.
Due to related party												$ 29,000,000
Founder Shares | True Wind Capital Management L P
Related Party Transactions Details [Line Items]
Percentage Of Shares Agreed To Transfer Assign Or Sell After Completion Of Ninety Days									50.00%	50.00%
Percentage Of Shares Agreed To Transfer Assign Or Sell After Completion Of One Eighty Days									50.00%	50.00%
Closing Price Of Common Stock After Completion Of Ninety Days									$ 12.00	$ 12.00
Closing Price Of Common Stock After Completion Of One Eighty Days									$ 12.00	$ 12.00
Funds received to consummation of Initial business combination									$ 50,000,000,000	$ 50,000,000,000	$ 50,000,000,000
Founder Shares | Class B Common Stock
Related Party Transactions Details [Line Items]
Issuance of Class B common stock to Sponsor (in Shares)								7,906,250
Shares Issued price per share (in Dollars per share)								$ 0.0001
Aggregate price (in Dollars)							$ 25,000
Cancelled Shares				718,750
Common stock, shares outstanding				7,187,500
Shares purchase								7,906,250